Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: April 10, 2026

Payment Date	4/15/2026
Collection Period Start	3/1/2026
Collection Period End	3/31/2026
Interest Period Start	3/16/2026
Interest Period End	4/14/2026

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$19,209,473.02	$19,209,473.02	$—	—	May-27
Class A-4 Notes	$160,110,000.00	$2,910,060.92	$157,199,939.08	0.981825	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$236,319,473.02	$22,119,533.94	$214,199,939.08

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$256,464,214.73	$232,801,609.25	0.112646
YSOC Amount	$15,396,957.42	$13,853,885.88
Adjusted Pool Balance	$241,067,257.31	$218,947,723.37
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.32223%	ACT/360	$—
Class A-3 Notes	$19,209,473.02	3.66000%	30/360	$58,588.89
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$236,319,473.02			$777,977.14

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$256,464,214.73	$232,801,609.25
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$241,067,257.31	$218,947,723.37
Number of Receivables Outstanding	36,575	34,919
Weighted Average Contract Rate	3.60%	3.61%
Weighted Average Remaining Term (months)	19.1	18.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$720,484.72
Principal Collections	$23,350,107.46
Liquidation Proceeds	$266,179.76
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,336,771.94
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,336,771.94

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$213,720.18	$213,720.18	$—	$—	$24,123,051.76
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,123,051.76
Interest - Class A-2a Notes	$—	$—	$—	$—	$24,123,051.76
Interest - Class A-2b Notes	$—	$—	$—	$—	$24,123,051.76
Interest - Class A-3 Notes	$58,588.89	$58,588.89	$—	$—	$24,064,462.87
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$23,572,124.62
First Allocation of Principal	$—	$—	$—	$—	$23,572,124.62
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$23,504,516.29
Second Allocation of Principal	$—	$—	$—	$—	$23,504,516.29
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$23,430,574.62
Third Allocation of Principal	$—	$—	$—	$—	$23,430,574.62
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$23,345,074.62
Fourth Allocation of Principal	$17,371,749.65	$17,371,749.65	$—	$—	$5,973,324.97
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,973,324.97
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,225,540.68
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,225,540.68
Remaining Funds to Certificates	$1,225,540.68	$1,225,540.68	$—	$—	$—
Total	$24,336,771.94	$24,336,771.94	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$15,396,957.42
Increase/(Decrease)	$(1,543,071.54)
Ending YSOC Amount	$13,853,885.88

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$241,067,257.31	$218,947,723.37
Note Balance	$236,319,473.02	$214,199,939.08
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.13%	20	$312,498.02
Liquidation Proceeds of Defaulted Receivables[2]	0.11%	302	$266,179.76
Monthly Net Losses (Liquidation Proceeds)			$46,318.26
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.20)%
Second Preceding Collection Period			0.02%
Preceding Collection Period			(0.05)%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			0.00%
Cumulative Net Losses for All Periods			$5,933,061.40
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.56%	142	$1,308,058.00
60-89 Days Delinquent	0.19%	40	$441,320.79
90-119 Days Delinquent	0.07%	15	$160,192.72
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.82%	197	$1,909,571.51

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$170,518.44
Total Repossessed Inventory		18	$254,755.46

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		55	$601,513.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.31%
Second Preceding Collection Period			0.32%
Preceding Collection Period			0.28%
Current Collection Period			0.26%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.43	0.19%	45	0.13%